OTHER INFORMATION	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
OTHER INFORMATION
OTHER INFORMATION
The following table discloses the components of “Other income (expense)” for the years ended December 31, 2017, 2016 and 2015, respectively:

(In thousands)	Years Ended December 31,
	2017	2016	2015
Foreign exchange loss	$29,563	$(69,599)	$14,790
Other	237	(1,083)	(2,403)
Total other income (expense) — net	$29,800	$(70,682)	$12,387

For the years ended December 31, 2017, 2016 and 2015 the total increase (decrease) in other comprehensive income (loss) related to the impact of pensions on deferred income tax liabilities were $(0.3) million, ($1.0) million and $1.6 million, respectively.
The following table discloses the components of “Other current assets” as of December 31, 2017 and 2016, respectively:

(In thousands)	As of December 31,
	2017	2016
Inventory	$21,940	$21,190
Deposits	1,720	1,445
Other receivables	4,906	9,302
Restricted cash	26,096	680
Other	4,052	6,582
Total other current assets	$58,714	$39,199

During 2017, CCOH established a separate bi-lateral letter of credit facility to issue additional letters of credit to be supported by cash collateral posted by the Company.  As of December 31, 2017, the amount of letters of credit issued under this facility totaled $24.7 million and was backed by cash collateral of $25.4 million, which is classified as Restricted cash.
The following table discloses the components of “Other assets” as of December 31, 2017 and 2016, respectively:

(In thousands)	As of December 31,
	2017	2016
Investments	$10,042	$10,183
Deposits	23,096	19,318
Prepaid expenses	60,294	61,814
Restricted cash	18,095	20,474
Other	13,007	10,224
Total other assets	$124,534	$122,013

The following table discloses the components of “Other long-term liabilities” as of December 31, 2017 and 2016, respectively:

(In thousands)	As of December 31,
	2017	2016
Unrecognized tax benefits	$20,044	$21,306
Asset retirement obligation	44,779	39,451
Deferred income	7,257	2,649
Deferred rent	105,324	101,673
Employee related liabilities	52,212	55,460
Other	54,353	41,392
Total other long-term liabilities	$283,969	$261,931

The following table discloses the components of “Accumulated other comprehensive loss,” net of tax, as of December 31, 2017 and 2016, respectively:

(In thousands)	As of December 31,
	2017	2016
Cumulative currency translation adjustments and other	$(341,267)	$(387,821)
Cumulative unrealized gain on securities	1,173	1,588
Total accumulated other comprehensive loss	$(340,094)	$(386,233)